BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
BASIS OF PREPARATION
BASIS OF PREPARATION

Basis of preparation	Results for the year	Operating assets and liabilities	Capital structure and financing items	Other disclosures

All entities in the Novo Nordisk Group follow the same Group accounting policies. This section gives a summary of the significant accounting policies, Management’s key accounting estimates, new International Financial Reporting Standards (IFRS) requirements and other accounting policies in general. A detailed description of accounting policies and key accounting estimates related to specific reported amounts is presented in each note to the relevant financial item.
PRINCIPAL ACCOUNTING POLICIES AND KEY ACCOUNTING ESTIMATES

The Consolidated financial statements included in this Annual Report have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and endorsed by the EU as well as further Danish disclosure requirements for annual reports of listed companies.

Measurement basis
The Consolidated financial statements have been prepared on the historical cost basis except for derivative financial instruments, equity investments and marketable securities, which are measured at fair value.

The principal accounting policies set out below have been applied consistently in the preparation of the Consolidated financial statements for all the years presented.

Principal accounting policies
Novo Nordisk’s accounting policies are described in each of the individual notes to the Consolidated financial statements. Management regards the ones listed in the table below as the most significant accounting policies for the recognition and measurement of reported amounts.

Key accounting estimates and judgements
The use of reasonable estimates and judgements is an essential part of the preparation of the Consolidated financial statements. Given the uncertainties inherent in Novo Nordisk’s business activities, Management must make certain estimates regarding valuation and judgements. Those affect the application of accounting policies and reported amounts of assets, liabilities, sales, costs, cash flows and related disclosures.

The key accounting estimates identified are those that have a significant risk of resulting in a material adjustment. Management bases its estimates on historical experience and various other assumptions that are held to be reasonable under the circumstances. The estimates and underlying assumptions are reviewed on an ongoing basis and, if necessary, changes are recognised in the period in which the estimate is revised. Management considers the key accounting estimates to be reasonable and appropriate based on currently available information. However, the actual amounts may differ from the amounts estimated as more detailed information becomes available.

In addition, Management makes judgements in the process of applying the entity’s accounting policies, for example regarding recognition of deferred income tax assets or the classification of transactions.

Management regards those listed below as the key accounting estimates and judgements used in the preparation of the Consolidated financial statements.

Please refer to the specific notes for further information on the key accounting estimates and judgements as well as assumptions applied.

Principal accounting policies	Key accounting estimates and judgements	Note

Net sales and rebates	Estimate of sales deductions and provisions for sales rebates	2.1
Research and development	–	2.3, 3.1 and 3.2
Derivative financial instruments	–	4.3
Income taxes and deferred income taxes	Judgement regarding deferred income tax assets and provision for uncertain tax positions	2.6
Property, plant and equipment including impairment	–	3.2
Inventories	Estimate of indirect production costs capitalised	3.3
Trade receivables	Estimate of allowance for doubtful trade receivables	3.4
Provisions and contingent liabilities	Estimate of ongoing legal disputes, litigations and investigations	3.6

Applying materiality
The Consolidated financial statements are a result of processing large numbers of transactions and aggregating those transactions into classes according to their nature or function. When aggregated, the transactions are presented in classes of similar items in the Consolidated financial statements. If a line item is not individually material, it is aggregated with other items of a similar nature in the Consolidated financial statements or in the notes.

There are substantial disclosure requirements throughout IFRS. Management provides specific disclosures required by IFRS unless the information is considered immaterial to the economic decision-making of the users of these financial statements or not applicable.
CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

Adoption of new or amended IFRSs
Management assesses the impact of new or amended and revised accounting standards and interpretations (IFRSs) issued by the (IASB), and IFRSs endorsed by the European Union. It is assessed that application of new IFRSs effective on 1 January 2017 has not had a material impact on the Consolidated financial statements in 2017. Further, Management does not anticipate any significant impact on future periods from the adoption of these new IFRSs.

New or amended IFRSs that have been issued but have not yet come into effect and have not been early adopted

In addition to the above, IASB has issued a number of new or amended and revised accounting standards and interpretations that have not yet come into effect. In general, the following standards are expected to have the most significant impact on current accounting regulation:

Standard	Description	Implementation	Impact

IFRS 9 Financial Instruments (endorsed by the EU)
IFRS 9 is part of IASB’s project to replace IAS 39, and the new standard will substantially change the classification and measurement of financial instruments.

Further, the standard introduces a new hedge-accounting model that enables companies to better reflect their risk management activities in the financial statements.

Novo Nordisk will adopt the standard on the effective date, being 1 January 2018.

The standard will be implemented following the specific transitional requirements listed in the standard related to classification and measurement, impairments and hedge accounting. This results in prospective application.

Novo Nordisk has assessed the impact of the standard and determined that it will not have any significant impact on the Consolidated financial statements.
IFRS 15 Revenue from contracts with customers (endorsed by the EU)
IFRS 15 is part of the convergence project with FASB to replace IAS 18 and other standards, and the new standard will establish a single, comprehensive framework for revenue recognition.

The standard provides details on recognising revenue to reflect the transfer of control of goods to customers at a value that the entity expects to be entitled to.

Novo Nordisk will adopt the standard on the effective date, being 1 January 2018. The standard will be implemented using the modified retrospective approach.
Novo Nordisk has performed an analysis of the impact, including areas such as variable considerations, right of return, licensing arrangements and agent relationships. Based on the analysis, it is assessed that the standard will not have any significant impact on revenue recognition or measurement compared to current practice. Implementation might result in extended disclosures regarding disaggregation of revenue and accounting policies.

IFRS 16 Leases (endorsed by the EU)
IFRS 16 replaces IAS 17, and will change the accounting treatment of leases that are currently treated as operating leases. The standard requires all leases, regardless of type and with few exceptions, to be recognised in the balance sheet as an asset with a related liability. The Income statement will also be affected, as the annual lease costs will consist of both depreciation and interest expenses going forward. Currently, the annual costs relating to operating leases are recognised as a single expense amount in the Income statement.

Novo Nordisk will adopt the standard on the effective date, being 1 January 2019.

The standard will be implemented using the modified retrospective approach, meaning that comparative information is not restated. The cumulative effect of initially applying IFRS 16 is presented as an adjustment to opening retained earnings under equity.

The changes require capitalisation of the majority of the Group’s operating lease contracts, representing approximately 4-6% of the total assets. This will have an impact on the Group’s assets and an equivalent impact on liabilities. Hence, it will affect the financial ratios related to the balance sheet.

The lease payments will be split between a depreciation charge included in operating costs and an interest expense on lease liabilities included in financial expenses. The impact on operating profit will be insignificant.

GENERAL ACCOUNTING POLICIES

Principles of consolidation
The Consolidated financial statements incorporate the financial statements of the parent company Novo Nordisk A/S and entities controlled by Novo Nordisk A/S. Control exists when Novo Nordisk has effective power over the entity and has the right to variable returns from the entity.

Where necessary, adjustments are made to bring the financial statements of subsidiaries in line with the Novo Nordisk Group's accounting policies. All intra-Group transactions, balances, income and expenses are eliminated in full when consolidated.

The results of subsidiaries acquired or disposed of during the year are included in the Consolidated income statement from the effective date of acquisition and up to the effective date of disposal.

Translation of foreign currencies
Functional and presentation currency
Items included in the financial statements of Novo Nordisk's entities are measured using the currency of the primary economic environment in which the entity operates (functional currency). The Consolidated financial statements are presented in Danish kroner (DKK), which is also the functional and presentation currency of the parent company.

Translation of transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the transaction dates. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities are recognised in the Income statement.
Translation differences on non-monetary items are recognised in Other comprehensive income.

Translation of Group companies
Financial statements of foreign subsidiaries are translated into Danish kroner at the exchange rates prevailing at the end of the reporting period for balance sheet items, and at average exchange rates for income statement items.

All effects of exchange rate adjustments are recognised in the Income statement, except for the following, which are recognised in Other comprehensive income:

The translation of foreign subsidiaries’ net assets at the beginning of the year to the exchange rates at the end of the reporting period.
The translation of foreign subsidiaries’ statements of comprehensive income at average to year-end exchange rates.